PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes
Provision for income taxes consisted of the following (in thousands):

	Year Ended December 31,
	2025	2024
Current:
Federal	$10,812	$12,392
State	1,122	(1,894)
Total Current	11,934	10,498

Deferred:
Federal	—	—
State	—	—
Total Deferred	—	—
Total Provision for Income Taxes	$11,934	$10,498

Schedule of Income Taxes Paid, Net of Refunds
The income taxes paid, net of refunds, were as follows (in thousands):

	Year Ended December 31,
	2025	2024
U.S. Federal	$2,428	$2,380
U.S. State - California	30	77
Total Taxes Paid, Net of Refunds	$2,458	$2,457

Schedule of Components of Deferred Tax Assets and Liabilities
The components of deferred tax assets and liabilities were as follows (in thousands):

	As of December 31,
	2025	2024
Deferred Tax Assets:
Allowance for Doubtful Accounts	$1,162	$820
Inventory Reserve	249	309
Accrued Expenses	456	759
Interest Expense	2,534	—
Other	1,183	775
Operating Lease Liabilities	1,189	2,514
Stock-based Compensation	1,217	1,806
Operating Losses	34,673	36,985
Property and Equipment and Depreciation	5,419	5,108
Total Deferred Tax Assets	48,082	49,076
Valuation Allowance	(40,995)	(39,890)
Net Deferred Tax Assets	7,087	9,186
Deferred Tax Liabilities:
Property, Plant and Equipment	(3,455)	(4,238)
Right-of-Use Assets	(1,156)	(2,437)
State Taxes	(2,476)	(2,511)
Total Deferred Tax Liabilities	(7,087)	(9,186)
Net Deferred Tax Assets	$—	$—

Schedule of Reconciliation Between Effective Tax Rate on Income and Statutory Tax Rate
The reconciliation of income taxes computed at the U.S. federal statutory rate to the Company’s effective income tax rate is as follows (dollars in thousands):

	Year Ended December 31,
	2025		2024
	Amount	Percent	Amount	Percent
U.S. Federal Statutory Income Tax	$(3,574)	21.0%	$2,356	21.0%
State and Local Income Tax, Net of Federal Income Tax Effect	(1,293)	7.6%	1,083	9.7%
Effect of Changes in Tax Laws or Rates Enacted in the Current Period
Over Accrual of Prior Year Taxes	—	—%	(7,454)	(66.4)%
Return to Provision	129	(0.8)%	(646)	(5.8)%
Changes in Valuation Allowances
Change in Valuation Allowance - Federal	(62)	0.4%	(3,489)	(31.1)%
Change in Valuation Allowance - California	(262)	1.5%	(3,631)	(32.4)%
Nontaxable or Nondeductible Items
Employee Retention Tax Credits	(1,305)	7.7%	(103)	(0.9)%
Non-deductible executive compensation (Section 162(m))	891	(5.2)%	3,500	31.2%
Change in Fair Value of Contingent Consideration	—	—%	(2,882)	(25.7)%
Other Permanent Differences	534	(3.1)%	131	1.2%
Changes in Unrecognized Tax Benefits	10,870	(63.9)%	15,424	137.5%
Other	6,006	(35.3)%	6,209	55.3%
Effective Income Tax Rate	$11,934	(70.1)%	$10,498	93.6%

Schedule of Reconciliation of Beginning and Ending Amount of Total Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of total unrecognized tax benefits were as follows (in thousands):

	As of December 31,
	2025	2024
Balance at Beginning of Year	$20,868	$5,444
IRS Section 280E Positions	10,870	15,424
Balance at End of Year	$31,738	$20,868